Shareholder Fees (Invesco Van Kampen V.I. Growth and Income Fund, Series II shares, Invesco Van Kampen V.I. Growth and Income Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Growth and Income Fund | Series II shares, Invesco Van Kampen V.I. Growth and Income Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)